Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$1,197,500	$32,081	$1,150,000	$39,918
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$4,650,000	$111,379	$3,165,000	$90,696
Total derivative assets		$143,460		$130,614

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	June 30, 2024		December 31, 2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$1,105,000	$9,866	$3,590,000	$80,840
Total derivative liabilities		$9,866		$80,840

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Gain
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$1,180	$58,408	$76,439	$20,854
Derivative premium and amortization	2,749	4,321	5,360	5,982
Income tax effect	(614)	(8,544)	(11,286)	(4,217)
Net gain on derivatives, net of tax	$3,315	$54,185	$70,513	$22,619

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(4,594)	$2,874	$(7,837)	$(10,757)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(30,248)	29,348	60,426	47,005
(Loss) gain recognized in interest expense	$(34,842)	$32,222	$52,589	$36,248